ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
NET REVENUES
- Educational program and services	¥ 525,134	$ 76,378	¥ 432,754	¥ 412,016
- Intellectualized operational services	6,374	927	11,170	0
Cost of revenues
- Educational program and services	(331,939)	(48,279)	(249,400)	(238,742)
- Intellectualized operational services	6,204	902	6,995	0
GROSS LOSS	193,365	28,124	187,529	173,274
Operating expenses:
Selling and marketing	(43,751)	(6,363)	(36,710)	(41,818)
General and administrative	(132,718)	(19,303)	(142,252)	(145,513)
Research and development	1,513	220	6,262	7,572
Total operating expenses	(177,982)	(25,886)	(185,224)	(217,305)
OPERATING LOSS	15,383	2,238	2,305	(44,031)
OTHER EXPENSE
Interest (expense) income, net	6,652	967	5,191	5,941
Other income (expense), net	1,447	210	1,652	2,570
Income tax	(3,498)	(509)	(9,614)	(5,911)
NET (LOSS) INCOME	44,990	6,544	46,463	(35,700)
Parent Company [Member]
NET REVENUES
- Educational program and services	0	0	0	0
- Intellectualized operational services	0	0	0	0
Cost of revenues
- Educational program and services	0	0	0	0
- Intellectualized operational services	0	0	0	0
GROSS LOSS	0	0	0	0
Operating expenses:
Selling and marketing	0	0	0	0
General and administrative	(1,097)	(160)	(13,457)	(18,854)
Research and development	0	0	0	0
Total operating expenses	(1,097)	(160)	(13,457)	(18,854)
OPERATING LOSS	(1,097)	(160)	(13,457)	(18,854)
Share of (loss) income from subsidiaries	44,864	6,526	59,933	(23,274)
OTHER EXPENSE
Interest (expense) income, net	117	17	2	1
Other income (expense), net	1,106	161	(15)	6,427
Income tax	0	0	0	0
NET (LOSS) INCOME	¥ 44,990	$ 6,544	¥ 46,463	¥ (35,700)